Operating lease assets (excluding land use rights) and lease liabilities	12 Months Ended
Dec. 31, 2025
Operating lease assets (excluding land use rights) and lease liabilities
Operating lease assets (excluding land use rights) and lease liabilities

11.         Operating lease assets (excluding land use rights) and lease liabilities

(a)	The Group as a lessee

The operating lease assets, represented the leased offices of the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Operating leases are as below:

(In thousands)	Office leases
Net book amount as of January 1, 2024	575
Additions	324
Amortization	(434)
Effect of foreign currency exchange differences	(15)
Net book amount as of December 31, 2024	450
Additions	2,706
Amortization	(1,046)
Modification	(217)
Effect of foreign currency exchange differences	50
Net book amount as of December 31, 2025	1,943

The amortization expenses for long-term operating leases were US$551,000, US$434,000 and US$1,046,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

11.         Operating lease assets (excluding land use rights) and lease liabilities (Continued)

(a)The Group as a lessee (Continued)

A charge of US$1,645,000, US$1,504,000 and US$780,000 was recognized in relation to short-term leases for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, the future minimum payment under non-cancellable short-term operating leases was US$151,000.

The weighted average discount rate related to operating leases was 5.1%, 3.7% and 3.0% as of December 31, 2023, 2024 and 2025, respectively. The weighted average remaining lease term were 2.0 years, 1.5 years and 2.0 years as of December 31, 2023, 2024 and 2025, respectively.

The total cash payments in respect of operating lease were US$2,386,000, US$1,407,000 and US$2,360,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

The undiscounted cash payments for the next five years as of December 31, 2025 is:

(In thousands)
2026	1,016
2027	696
2028	143
Total undiscounted payments	1,855
Less: effect of discounting	(117)
Discounted lease liabilities	1,738

(b)	The Group as a lessor

The Group’s operating lease arrangements as lessor expire at various dates through August 2040. The rental income was nil, US$2,511,000 and US$4,133,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

Maturities of undiscounted lease payments to be received were as follows:

(In thousands)
2026	3,667
2027	3,865
2028	3,881
2029	4,128
2030	4,073
Thereafter	27,983
Total undiscounted payments	47,597